Interest expense - Narrative (Details) - USD ($) $ in Millions		4 Months Ended	12 Months Ended
	Jul. 02, 2018	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Write off of unamortized debt discount		$ 86	$ 0	$ 86	$ 0
Senior credit facilities | Secured Debt | LIBOR
Debt Instrument [Line Items]
Increase in basis spread on variable interest rate	1.00%